Dividends	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Dividends
9. Dividends

All figures in £ millions	2020	2019	2018
Final paid in respect of prior year 13.5p (2019: 13.5p, 2018: 12.0p)	101	101	93
Interim paid in respect of current year 6p (2019: 6p, 2018: 5.5p)	45	46	43

	146	147	136

The Directors are proposing a final dividend in respect of the financial year ended 31 December 2020 of 13.5p per equity share which will absorb an estimated £102m of shareholders’ funds. It will be paid on 7 May 2021 to shareholders who are on the register of members on 26 March 2021. These financial statements do not reflect this dividend.